Shareholders' Equity and Equity incentive Plan (Details 2)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	1,957,057
Unvested, ending balance	2,088,945
RSU
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	1,957,057
Granted	1,493,325
Vested	(1,147,821)
Forfeited	(213,616)
Unvested, ending balance	2,088,945
Weighted average grant date fair value, beginning balance | $ / shares	$ 31.15
Weighted average grant date fair value Granted | $ / shares	34.29
Weighted average grant date fair value, Vested | $ / shares	32.6
Weighted average grant date fair value, Forfeited | $ / shares	30.26
Weighted average grant date fair value, ending balance | $ / shares	$ 32.74